SCHEDULE OF GEOGRAPHIC REVENUE (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Non-current assets	$ 1,067,472		$ 1,117,513
Revenue
Revenue	1,547,715	$ 1,329,581
Canada [member]
IfrsStatementLineItems [Line Items]
Non-current assets	1,067,472		$ 1,117,513
Revenue
Revenue	1,544,083	1,327,333
United States [member]
Revenue
Revenue	$ 3,632	$ 2,248